Taxation - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate [Abstract]
Income tax expense computed at applicable tax rates (25%)	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	(50.60%)	(16.00%)	(66.00%)
Non-deductible expenses	(3.90%)	(0.60%)	18.00%
Utilization of tax losses from prior years	23.00%
Change of valuation allowance	14.50%	(31.90%)	38.60%
Effective tax rate	8.00%	(23.50%)	15.60%